Loans and Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of Loans and Financial Liabilities

Loans and financial liabilities

		June 30, 2025	December 31, 2024
Loans and Financial Liabilities	Vessels and Ships Financed and Mortgaged	(in USD and thousands)
€54.2 million loan, variable base rate plus 2.4%, due 2025	Viking Baldur, Viking Magni	$14,629	$17,096
€20.3 million loan, variable base rate plus 2.4%, due 2026	Viking Kvasir	11,237	12,343
€225.8 million loan, fixed at 4.73% or variable at SOFR plus CAS and 2.0%, due through 2027	Viking Herja, Viking Hild, Viking Sigrun, Viking Einar	17,210	23,087
$53.5 million loan, fixed at 5.12%, due 2025	Viking Idi refinancing, Viking Astrild, Viking Beyla	—	14,384
$40.0 million loan, fixed at 5.43%, due 2027	Viking Hemming, Viking Osfrid and Viking Torgil refinancing	12,500	15,000
$102.0 million loan, fixed at 5.22% - 5.26%, due 2028	Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn	45,324	51,113
$15.1 million loan, variable base rate plus 2.35%, due 2029	Viking Helgrim	8,375	9,307
€153.2 million loan, variable at SOFR plus CAS and 1.30%, due through 2029	Viking Hervor, Viking Gersemi, Viking Kari, Viking Radgrid, Viking Skaga, Viking Fjorgyn	75,042	85,251
€53.6 million loan, variable at SOFR plus CAS and 1.30%, due through 2029	Viking Gymir, Viking Egdir	33,655	37,394
$291.2 million financial liability, due 2030	Viking Orion	202,255	209,608
$290.2 million financial liability, due 2031	Viking Jupiter	214,095	221,153
$255.7 million financial liability, variable at SOFR plus CAS and 3.0%, due 2033	Viking Octantis	210,966	217,359
$299.5 million financial liability, due 2034	Viking Mars	265,711	271,709
€316.6 million loan, fixed at 1.81%, due 2034	Viking Neptune	294,369	274,091
€316.6 million loan, fixed at 1.87%, due 2035	Viking Saturn	309,862	287,795
$401.0 million loan, fixed at 3.64%, due 2036	Viking Vela	384,280	400,988
$430.5 million loan, fixed at 3.70%, due 2037	Viking Vesta	430,507	—
€6.2 million loan, fixed at 0.3%, due 2026		1,831	2,265
20.0 million CHF loan, fixed at 0.25% - 2.0%, due 2027		10,466	11,050
Gross bank loans and financial liabilities		$2,542,314	$2,160,993
Less: Unamortized loan and financial liability fees		(149,513)	(117,220)
Total bank loans and financial liabilities		$2,392,801	$2,043,773
Less: Short-term portion of bank loans and financial liabilities		(249,846)	(220,116)
Long-term portion of bank loans and financial liabilities		$2,142,955	$1,823,657

Summary of Secured Notes

		June 30, 2025	December 31, 2024
Notes	Collateral	(in USD and thousands)
$675.0 million Secured Notes, fixed 5.000% due 2028	Viking Star, Viking Sea and Viking Sky	$675,000	$675,000
$350.0 million Secured Notes, fixed 5.625% due 2029	Viking Venus	350,000	350,000
Gross Secured Notes		$1,025,000	$1,025,000
Less: Secured Notes fees and discounts		(6,538)	(7,499)
Total Secured Notes		$1,018,462	$1,017,501

Summary of Unsecured Notes

		June 30, 2025	December 31, 2024
Notes	Purpose	(in USD and thousands)
$250.0 million VCL Notes, fixed 6.250% due 2025	General corporate purposes, including without limitation working capital, capital expenditures, repayment of outstanding indebtedness and the acquisition of river vessels or ocean ships	$—	$250,000
$825.0 million VCL Notes, fixed 5.875% due 2027	To fund the tender offer and redemption of the 2022 VCL Notes and general corporate purposes	825,000	825,000
$500.0 million VCL Notes, fixed 7.000% due 2029	General corporate purposes	500,000	500,000
$720.0 million VCL Notes, fixed 9.125% due 2031	To fund the redemption of the 13.000% Senior Secured Notes due 2025	720,000	720,000
Gross Unsecured Notes		$2,045,000	$2,295,000
Less: Unsecured Notes fees and discounts, net of premiums		(17,977)	(20,349)
Total Unsecured Notes		$2,027,023	$2,274,651
Less: Short-term portion of Unsecured Notes		—	(249,650)
Long-term portion of Unsecured Notes		$2,027,023	$2,025,001